Marketable Securities	12 Months Ended
Dec. 31, 2019
Debt Securities, Available-for-sale [Abstract]
MARKETABLE SECURITIES

NOTE 2 - MARKETABLE SECURITIES

	December 31,
	2 0 1 9	2 0 1 8
	U.S. dollars in thousands

Short-term marketable securities (a):
Municipal bond	$1,346	$3,325
Corporate bond	570	1,027
Total	$1,916	$4,352

Long-term marketable security - bond (b)	$129	$105

(a)	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company's investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.

(b)	As of December 31, 2019 and 2018, the Company held a long-term bond which is classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security is based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, "Fair Value Measurement").